Share-based compensation - Incentive Plans (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sharebased compensation expense	¥ 369,655	¥ 362,868	¥ 166,161
Exercised	3,579,925	10,802,458
Parent Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sharebased compensation expense	¥ 369,655	¥ 362,868	¥ 166,161
Unrecognized compensation expense	¥ 305,164
Unrecognized compensation cost is expected to be recognized over a weighted-average period (in years)	1 year 10 months 2 days
Equity Incentive Plans | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested	72,073,933	5,897,276	10,011,093
Exercised	7,534,978	11,364,636	9,648,928
Equity Incentive Plans | Restricted Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested	754,807	469,719	0